RISK MANAGEMENT (Details 2)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Largest borrower	1.10%	0.90%
10 largest borrowers	5.00%	6.40%
20 largest borrowers	7.70%	9.40%
50 largest borrowers	11.40%	13.50%
100 largest borrowers	14.40%	16.60%